Item 1. Report to Shareholders

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Maryland Tax-Free Bond Fund
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Certified Semiannual Report (Unaudited)

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------

As of 8/31/04

Maryland Tax-Free Bond Fund   $18,000

Lehman Brothers Municipal Bond Index   $18,871

Lipper Maryland Municipal Debt Funds Average   $16,990

          Lehman Brothers         Lipper Maryland               Maryland
                Municipal          Municipal Debt               Tax-Free
               Bond Index           Funds Average              Bond Fund

8/94             $ 10,000                $ 10,000               $ 10,000

8/95               10,887                  10,752                 10,792

8/96               11,457                  11,230                 11,355

8/97               12,516                  12,145                 12,312

8/98               13,599                  13,086                 13,350

8/99               13,667                  12,977                 13,285

8/00               14,592                  13,621                 14,099

8/01               16,080                  14,890                 15,540

8/02               17,083                  15,667                 16,458

8/03               17,619                  16,070                 17,012

8/04               18,871                  16,990                 18,000


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended 8/31/04                             1 Year    5 Years   10 Years
--------------------------------------------------------------------------------

Maryland Tax-Free Bond Fund                        5.81%      6.26%      6.05%

Lehman Brothers Municipal Bond Index               7.11       6.67       6.56

Lipper Maryland Municipal Debt Funds Average       5.57       5.37       5.43

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                          8/31/03       8/31/04
--------------------------------------------------------------------------------

Price Per Share                                     $    10.67     $   10.79

30-Day Standardized Yield to Maturity                     3.79%         3.51%

Weighted Average Maturity (years)                         14.6          14.3

Weighted Average Effective Duration (years)                6.2           5.1

Note: Yields will vary and are not guaranteed.


PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------

                                                   Percent of     Percent of
                                                   Net Assets     Net Assets
                                                      8/31/03        8/31/04
--------------------------------------------------------------------------------

Hospital Revenue                                         19.4%          19.2%

Prerefunded Bonds                                         9.3            8.9

Educational Revenue                                       6.1            8.7

General Obligation -- Local                              12.5            8.5

Housing Finance Revenue                                   9.1            7.4

General Obligation -- State                               7.6            7.3

Ground Transportation Revenue                             4.4            5.2

Solid Waste Revenue                                       3.7            5.0

Escrowed to Maturity                                      4.2            4.7

Water and Sewer Revenue                                   4.4            4.0

Dedicated Tax Revenue                                     2.3            2.5

Lease Revenue                                             2.1            2.3

Electric Revenue                                          2.3            2.2

Life Care/Nursing Home Revenue                            1.4            2.2

All Other Sectors                                        10.4           11.0

Other Assets Less Liabilities                             0.8            0.9
--------------------------------------------------------------------------------

Total                                                   100.0%         100.0%

--------------------------------------------------------------------------------

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                                  Percent of    Percent of
                                                  Net Assets    Net Assets
Periods Ended                                        8/31/03       8/31/04
--------------------------------------------------------------------------------

AAA                                                     51.0%         48.2%

AA                                                      24.6          24.7

A                                                       14.4          15.8

BBB                                                      7.3           7.8

BB and Below                                             0.1           0.2

Not Rated                                                2.6           3.3
--------------------------------------------------------------------------------

Total                                                  100.0%        100.0%

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. Rowe Price Maryland Tax-Free Bond Fund
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Certified Semiannual Report (Unaudited)

FUND EXPENSE EXAMPLE
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As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

--------------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
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                          Beginning           Ending           Expenses Paid
                      Account Value    Account Value          During Period*
                             3/1/04          8/31/04       3/1/04 to 8/31/04
--------------------------------------------------------------------------------

Actual                       $1,000        $1,000.10                 $  2.43

Hypothetical (assumes 5%
return before expenses)      $1,000        $1,022.77                 $  2.46

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.48%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by the days in the year (365) to reflect the half-year period.

T. Rowe Price Maryland Tax-Free Bond Fund
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Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                   6 Months       Year
                      Ended      Ended
                    8/31/04    2/29/04   2/28/03   2/28/02   2/28/01   2/29/00
NET ASSET VALUE

Beginning of
period             $  11.05  $   10.94 $   10.64  $  10.48  $   9.87 $   10.73

Investment activities

 Net investment
 income (loss)         0.24       0.47      0.50      0.52      0.53      0.53

 Net realized
 and unrealized
 gain (loss)          (0.24)      0.12      0.32      0.15      0.61     (0.85)

 Total from
 investment
 activities             --        0.59      0.82      0.67      1.14     (0.32)

Distributions

 Net investment
 income              (0.24)      (0.47)    (0.50)    (0.51)    (0.53)    (0.53)

 Net realized
 gain                (0.02)      (0.01)    (0.02)       --       --      (0.01)

 Total
 distributions       (0.26)      (0.48)    (0.52)    (0.51)    (0.53)    (0.54)

NET ASSET VALUE

End of period     $  10.79   $   11.05 $   10.94  $  10.64  $  10.48 $    9.87
                  ------------------------------------------------------------

Ratios/Supplemental Data

Total return^         0.01%      5.57%     7.87%     6.56%    11.87%   (2.98)%

Ratio of total
expenses to
average net assets    0.48%!     0.48%     0.49%     0.49%     0.49%     0.51%

Ratio of net
investment
income (loss)
to average
net assets            4.39%!     4.38%     4.62%     4.87%     5.24%     5.23%

Portfolio turnover
rate                  25.6%!     33.0%     19.4%     18.5%     19.3%     29.2%

Net assets,
end of period
(in millions)      $  1,264  $   1,329  $  1,348  $  1,229  $  1,110 $     979

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

PORTFOLIO OF INVESTMENTS (1)                                   $ Par      Value
--------------------------------------------------------------------------------
(Amounts in 000s)

MARYLAND  93.7%

Anne Arundel County, GO

         5.00%, 3/1/07                                         3,300      3,545

         5.00%, 4/1/16                                         1,030      1,133

         5.125%, 7/1/28                                        1,200      1,254

         5.125%, 7/1/29                                        2,000      2,086

     Consolidated Public Improvement

         6.30%, 8/1/16 (Prerefunded 8/1/05!)                     775        817

         6.30%, 8/1/19 (Prerefunded 8/1/05!)                     725        764

         6.30%, 8/1/20 (Prerefunded 8/1/05!)                     705        743

         6.30%, 8/1/21 (Prerefunded 8/1/05!)                     790        833

     Consolidated Water & Sewer

         6.30%, 8/1/22 (Prerefunded 8/1/05!)                     450        474

         6.30%, 8/1/24 (Prerefunded 8/1/05!)                     720        759

     Farmington Village, 6.25%, 6/1/25                         4,129      4,172

     National Business Park Project, 7.375%, 7/1/28
    (Prerefunded 7/1/10!)                                      3,500      4,355

Baltimore City, GO

         7.00%, 10/15/08 (MBIA Insured)                        5,190      6,100

         7.50%, 10/15/09 (FGIC Insured)                        2,635      3,225

     Consolidated Public Improvement

         Zero Coupon, 10/15/08 (FGIC Insured)                  1,785      1,462

         Zero Coupon, 10/15/09 (FGIC Insured)                  2,170      1,672

         Zero Coupon, 10/15/11 (FGIC Insured)                  3,525      2,397

         7.00%, 10/15/07 (MBIA Insured)                          500        573

Baltimore City

         COP, 5.25%, 4/1/06 (MBIA Insured)                     2,000      2,110

     Board of Ed. Administration, COP

         5.00%, 4/1/14 (MBIA Insured)                          3,635      3,964

         5.00%, 4/1/16 (MBIA Insured)                          3,825      4,140

     Convention Center, 6.00%, 9/1/17
    (Prerefunded 9/1/04!) (FGIC Insured)                       5,200      5,200

     Parking Revenue

         5.25%, 7/1/21 (FGIC Insured)                          2,050      2,313

         6.00%, 7/1/14 (FGIC Insured)                          5,155      6,150


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         6.00%, 7/1/15 (FGIC Insured)                          5,460      6,594

         6.00%, 7/1/16 (FGIC Insured)                          5,785      7,007

         6.00%, 7/1/17 (FGIC Insured)                          6,135      7,454

         6.00%, 7/1/18 (FGIC Insured)                          6,505      7,877

     Wastewater Project

         5.60%, 7/1/13 (MBIA Insured)                          7,100      8,178

         5.625%, 7/1/30

         (Prerefunded 7/1/10!) (FSA Insured)                   5,000      5,720

     Water Project

         5.00%, 7/1/24 (FGIC Insured)                          3,095      3,232

         5.125%, 7/1/42 (FGIC Insured)                         3,535      3,619

         5.60%, 7/1/13 (MBIA Insured)                         12,200     14,051

         5.65%, 7/1/20 (MBIA Insured)                          2,000      2,315

         5.80%, 7/1/15 (Prerefunded 7/1/12!)

         (FGIC Insured)                                        3,350      3,919

         6.00%, 7/1/15 (FGIC Insured)                          6,250      7,375

         6.00%, 7/1/16 (Prerefunded 7/1/10!)

         (FSA Insured)                                         1,230      1,432

         6.00%, 7/1/19 (Prerefunded 7/1/10!)

         (FSA Insured)                                           650        757

         6.00%, 7/1/20 (Prerefunded 7/1/10!)

         (FSA Insured)                                           990      1,152

         6.00%, 7/1/21 (Prerefunded 7/1/10!)

         (FSA Insured)                                         1,650      1,921

Baltimore City Port Fac., PCR,

DuPont de Nemours, 6.50%, 10/1/11                             10,900     11,401

Baltimore County, GO, Pension Funding

         Zero Coupon, 10/15/06 (FGIC Insured)                  3,100      2,862

     Pension Funding

          5.125%, 8/1/14                                       4,300      4,730

         5.125%, 8/1/15                                        4,195      4,597

Baltimore County Economic Dev.,

Maryvale Preparatory School, 6.50%, 5/1/11                       600        579

Baltimore County Mortgage

     North Brooke Apartments,

     6.35%, 1/20/21 (GNMA Guaranteed)                          3,000      3,079

     Springhill Multi-Family Housing,

     VRDN (Currently 1.35%) (GNMA Guaranteed)                  2,710      2,710

Calvert County, PCR,

Baltimore Gas & Electric, 5.55%, 7/15/14                       5,650      5,770

Carroll County, GO

         5.625%, 10/1/20                                       1,900      2,078

     Consolidated Public Improvement,

     5.00%, 11/1/08                                            1,465      1,614

Carroll County

     Commissioners Public Improvement

         5.50%, 12/1/16 (Prerefunded 12/1/09!)                 1,130      1,289

         5.50%, 12/1/18 (Prerefunded 12/1/09!)                 1,000      1,141

         5.50%, 12/1/19 (Prerefunded 12/1/09!)                 1,000      1,141

Charles County

     Holly Station, 6.45%, 5/1/26 (FHA Guaranteed)             1,780      1,832

     New Forest Apartments,

     6.10%, 11/1/28 (FHA Guaranteed)                           5,000      5,213

Damascus Gardens Dev. Corp., 7.375%, 8/15/17
(Escrowed to Maturity)                                         3,140      3,876

Frederick County, GO

         5.00%, 12/1/09                                        1,000      1,111

         5.00%, 12/1/10                                        2,855      3,197

         5.00%, 12/1/12                                        2,895      3,179

         5.25%, 7/1/13                                         2,080      2,366

         5.25%, 7/1/16                                         2,000      2,264

     Public Fac.
         5.25%, 7/1/15                                           925      1,030

         5.25%, 12/1/20                                        1,990      2,180

         5.75%, 7/1/19                                         6,430      7,265

Frederick County, Urbana Community Dev. Auth.,

5.95%, 7/1/30                                                  2,900      2,908

Gaithersburg Hosp. Fac., Adventist Healthcare,

6.50%, 9/1/12

(FSA Insured)                                                  5,000      6,059

Harford County, Battelle Memorial Institute,

5.25%, 4/1/34                                                  8,625      8,825

Howard County,

6.00%, 2/15/21 (Prerefunded 2/15/05!)                          3,110      3,175

Howard County, GO, COP, 8.15%, 2/15/20                           455        639

Hyattsville
     Univ. Town Center

         5.00%, 7/1/17                                         1,676      1,683

         5.60%, 7/1/24                                         1,750      1,756

         5.75%, 7/1/34                                         3,550      3,565

Maryland, GO
     State & Local Fac.

         5.125%, 8/1/05                                        4,000      4,136

         5.25%, 3/1/06                                         3,830      4,036

         5.25%, 3/1/07                                         4,300      4,652

         5.25%, 7/15/13                                       18,900     21,018

         5.25%, 7/15/14                                       10,045     11,189

         5.50%, 3/1/10                                        10,000     11,389

         5.75%, 8/1/15                                        20,590     23,726

Maryland CDA
     Multi-Family Housing

         5.70%, 7/1/17 #                                       2,875      3,022

         5.85%, 7/1/27 #                                       7,000      7,256

         5.875%, 7/1/16                                        2,530      2,646

         6.20%, 7/1/23 #                                       3,885      4,109

     Single Family Housing

         4.80%, 4/1/13                                         1,050      1,105

         5.25%, 9/1/19 #                                         545        568

         5.40%, 4/1/11                                         1,000      1,044

         5.50%, 9/1/22 #                                       4,230      4,425

         5.60%, 9/1/28 #                                       3,000      3,101

         5.80%, 9/1/32 #                                       2,250      2,313

         5.85%, 9/1/21 #                                       5,000      5,249

         5.875%, 9/1/25 #                                      5,000      5,181

         5.95%, 4/1/16                                           900        941

         5.95%, 9/1/29 #                                      16,030     16,471

         6.00%, 4/1/17                                         2,500      2,571

         VRDN (Currently 1.40%) #                              2,000      2,000

Maryland DOT

         5.00%, 12/15/06                                       2,020      2,164

         5.00%, 12/15/07                                       2,000      2,184

Maryland Economic Dev. Corp.
     Anne Arundel County Golf Course,

     8.25%, 6/1/28                                             4,050      3,760

     Associated Jewish Charities,

     5.67%, 7/15/29                                           16,645     17,192

     Aviation Administration

         5.375%, 6/1/20 (FSA Insured) #                        5,040      5,392

         5.375%, 6/1/21 (FSA Insured) #                        5,000      5,324

         5.50%, 6/1/13 (FSA Insured) #                         1,150      1,290

     Morgan State Univ. Student Housing

         6.00%, 7/1/22                                         2,250      2,362

         6.00%, 7/1/34                                         9,580      9,866

     Univ. Village at Sheppard Pratt,
     6.00%, 7/1/33 (ACA Insured)                               4,000      4,189

     Waste Management,
     2.30%, 4/1/16 (Tender 4/1/06) #                           5,700      5,646

Maryland Energy Fin. Administration
     Baltimore Wastewater

         6.30%, 12/1/10 #                                      6,145      6,541

         6.45%, 12/1/16 #                                      2,600      2,740

Maryland HHEFA

         6.625%, 7/1/08 (Escrowed to Maturity)                 1,150      1,261

     Adventist Healthcare, 5.75%, 1/1/25                       4,350      4,412

     Board of Child Care

         5.375%, 7/1/32                                        1,475      1,511

         5.625%, 7/1/20                                        1,000      1,087

         5.625%, 7/1/22                                          500        536

     Bradford Oaks Nursing & Rehabilitation Center

         6.375%, 1/1/19                                        1,500      1,494

         6.375%, 1/1/27                                        2,740      2,644

     Calvert Memorial Hosp.
         5.50%, 7/1/36                                         4,200      4,275

         5.50%, 7/1/39                                         1,200      1,216

     Carroll County General Hosp.
         5.80%, 7/1/32                                         5,055      5,206

         6.00%, 7/1/16                                           670        733

         6.00%, 7/1/17                                           300        326

         6.00%, 7/1/21                                         1,100      1,175

         6.00%, 7/1/26                                         4,740      4,967

         6.00%, 7/1/37                                        14,750     15,386

     Catholic Health Initiatives

         6.00%, 12/1/20                                        3,400      3,818

         6.00%, 12/1/24                                        1,000      1,117

     Collington Episcopal Lifecare

         6.75%, 4/1/20                                           995        801

         6.75%, 4/1/23                                         5,800      4,671

     Doctor's Community Hosp.
         5.50%, 7/1/24                                         9,965      9,940

         5.75%, 7/1/13                                         3,490      3,528

     Frederick Memorial Hosp.
         5.00%, 7/1/23 (FGIC Insured)                          4,000      4,047

         5.125%, 7/1/35                                        8,820      8,896

     Good Samaritan Hosp.
         5.60%, 7/1/06 (Escrowed to Maturity)                  1,545      1,653

         5.60%, 7/1/07 (Escrowed to Maturity)                  1,875      2,058

         5.75%, 7/1/13 (Escrowed to Maturity)                  2,480      2,846

         5.75%, 7/1/13
         (Escrowed to Maturity) (AMBAC Insured)                1,520      1,744

     Goucher College

         5.00%, 7/1/16                                           540        578

         5.125%, 7/1/34                                        6,200      6,242

     Helix Health

         5.00%, 7/1/27 (Escrowed to Maturity)

         (AMBAC Insured)                                       7,870      8,311

         5.125%, 7/1/10 (Escrowed to Maturity)

         (AMBAC Insured)                                       2,485      2,777

     Howard County General, 5.50%, 7/1/21

     (Escrowed to Maturity)                                    5,000      5,196

     Johns Hopkins Hosp.
         Zero Coupon, 7/1/19                                   9,460      4,620

         5.00%, 8/1/06                                         2,000      2,117

         5.50%, 5/15/38                                       10,590     11,167

     Johns Hopkins Hosp. Medical Institute Parking Fac.
         5.375%, 7/1/20 (AMBAC Insured)                        5,550      5,922

         5.50%, 7/1/26 (AMBAC Insured)                         3,220      3,431

     Johns Hopkins Univ.
         5.00%, 7/1/24                                         1,000      1,040

         5.00%, 7/1/32                                           500        510

         5.00%, 7/1/33                                        11,230     11,492

         5.00%, 7/1/38                                         5,000      5,097

         5.125%, 7/1/20                                        6,660      7,143

         5.25%, 7/1/15                                         1,500      1,662

         5.25%, 7/1/16                                         9,615     10,634

         5.25%, 7/1/17                                         3,100      3,427

         6.00%, 7/1/07                                         1,065      1,182

         6.00%, 7/1/39 (Prerefunded 7/1/09!)                  18,845     21,819

     Kaiser Permanente, 5.375%, 7/1/15                         2,865      3,045

     Kennedy Krieger Institute, 5.50%, 7/1/33                  6,000      6,016

     Lifebridge Health, 5.125%, 7/1/34                         2,575      2,592

     Loyola College, 5.375%, 10/1/26 (MBIA Insured)            5,820      6,041

     Maryland Institute College of Art

         5.50%, 6/1/32                                         5,550      5,694

         5.625%, 6/1/36                                        3,570      3,678

     Mercy Medical Center

         5.625%, 7/1/31                                       22,185     22,542

         5.75%, 7/1/26 (FSA Insured)                           1,500      1,606

         6.50%, 7/1/13 (FSA Insured)                           2,155      2,561

     Mercy Ridge Retirement Community

         5.00%, 4/1/08                                         3,700      3,785

         6.00%, 4/1/28                                         1,675      1,695

         6.00%, 4/1/35++                                       3,660      3,707

     Sheppard & Enoch Pratt Foundation

         VR, 1.45%, 7/1/28 (RAA Insured)                      12,775     12,775

         5.25%, 7/1/35                                        10,000     10,148

     Suburban Hosp., 5.00%, 7/1/05
         5.00%, 7/1/05                                           750        769

         5.00%, 7/1/07                                         2,400      2,527

     Univ. of Maryland Medical System

         5.00%, 7/1/12                                           500        537

         5.00%, 7/1/24 (AMBAC Insured)                         3,000      3,106

         5.25%, 7/1/34                                         2,055      2,079

         6.00%, 7/1/22                                         3,000      3,269

         6.00%, 7/1/32                                         7,960      8,465

         6.50%, 7/1/26                                         1,700      1,868

         6.50%, 7/1/31                                         4,420      4,843

         6.625%, 7/1/20                                        6,165      6,925

         6.75%, 7/1/30                                        15,535     17,506

         7.00%, 7/1/22 (FGIC Insured)                          2,090      2,729

     Upper Chesapeake Health

         5.125%, 1/1/38 (FSA Insured)                          2,000      2,031

         5.375%, 1/1/28 (FSA Insured)                          2,250      2,327

     Maryland Ind. Dev. Fin. Auth.
       American Center For
       Physics Headquarters Fac.
       5.00%, 12/15/12                                         2,000      2,199

     Bon Secours Health System, 5.929%,
     8/26/22 (FSA Insured)                                    15,000     17,534

     Holy Cross Health System, 5.60%, 12/1/09                  2,780      3,119

     National Aquarium in Baltimore, 5.50%, 11/1/17            1,430      1,587

Maryland Stadium Auth., 5.875%, 12/15/11

(AMBAC Insured)                                                2,025      2,091

Maryland Transportation Auth.
         5.25%, 3/1/21 (AMBAC Insured)                         4,735      5,093

         6.80%, 7/1/16 (Escrowed to Maturity)                 20,790     24,818

     Baltimore-Washington Int'l Airport

         5.25%, 3/1/11 (AMBAC Insured) #                       6,475      7,091

         5.25%, 3/1/13 (AMBAC Insured) #                       7,180      7,853

         5.25%, 3/1/14 (AMBAC Insured) #                       6,375      6,908

         5.50%, 3/1/16 (AMBAC Insured) #                       8,540      9,381

         VRDN (Currently 1.29%) #                              2,000      2,000

     Baltimore-Washington Int'l Airport Parking

         5.25%, 3/1/20 (AMBAC Insured)                         4,500      4,868

         5.25%, 3/1/27 (AMBAC Insured) #                      10,000     10,384

         5.50%, 3/1/19 (AMBAC Insured) #                       8,170      8,878

     Capital Appreciation

         Zero Coupon, 7/1/07 (FGIC Insured)                    8,500      7,973

         Zero Coupon, 7/1/08  (FGIC Insured)                   2,000      1,809

         Zero Coupon, 7/1/09  (FGIC Insured)                  10,410      9,028

Maryland Water Quality Fin. Admin.
         Zero Coupon, 9/1/07                                   1,125      1,050

         6.00%, 9/1/15                                         1,600      1,606

Montgomery County, GO

         5.00%, 2/1/19                                         5,000      5,340

         5.00%, 2/1/21                                         1,185      1,261

         5.25%, 10/1/19                                        5,710      6,223

     Consolidated Public Improvement

         5.375%, 5/1/09                                        2,850      3,141

         5.375%, 5/1/16 (Prerefunded 5/1/07!)                  4,000      4,376

         5.50%, 1/1/14 (Prerefunded 1/1/10!)                   5,795      6,603

         6.00%, 1/1/20 (Prerefunded 1/1/10!)                   6,500      7,565

         6.125%, 10/1/14 (Prerefunded 10/1/04!)                3,150      3,226

Montgomery County
     Consolidated Public Improvement

         5.375%, 5/1/10 (Prerefunded 5/1/07!)                  2,700      2,987

         5.50%, 4/1/14 (Prerefunded 4/1/06!)                   2,500      2,698

         6.125%, 10/1/13 (Prerefunded 10/1/04!)                2,500      2,560

     Golf Course Fac.,

     6.125%, 10/1/22 (Prerefunded 10/1/06!)                    2,260      2,503

Montgomery County Economic Dev.
     Trinity Health Corp.
         5.25%, 12/1/31                                        2,275      2,326

         5.50%, 12/1/16                                        3,450      3,784

Montgomery County Housing Opportunities Commission
     Multi-Family Housing

         6.10%, 7/1/30                                         4,620      4,849

         6.25%, 7/1/25                                         5,500      5,669

     Oakwood Multi-Family, VRDN (Currently 1.30%)              2,000      2,000

Montgomery County, PCR, Potomac Electric Power,

5.375%, 2/15/24                                                4,110      4,163

Morgan State Univ., 6.05%, 7/1/15 (MBIA Insured)               1,100      1,305

Northeast Maryland Waste Disposal Auth.
     Montgomery County Resources Fac.
         5.50%, 4/1/12 (AMBAC Insured) #                       3,000      3,338

         5.50%, 4/1/15 (AMBAC Insured) #                       5,000      5,483

         5.50%, 4/1/16 (AMBAC Insured) #                      16,000     17,449

         6.00%, 7/1/06 #                                       1,115      1,181

         6.00%, 7/1/07 #                                       1,050      1,133

         6.00%, 7/1/08 #                                      10,000     10,953

Northeast Maryland Waste Disposal Auth., IDRB
     Waste Management

         4.75%, 1/1/12 #                                       1,620      1,643

         5.00%, 1/1/12 #                                       6,545      6,701

Prince Georges County, GO

         5.25%, 12/1/19 (FGIC Insured)                         2,720      2,968

     Consolidated Public Improvement

         5.00%, 10/1/07                                        3,690      4,010

         5.50%, 5/15/11 (FSA Insured)                            500        573

Prince Georges County
     Solid Waste

         5.00%, 6/15/09 (MBIA Insured)                         4,105      4,539

         5.00%, 6/15/10 (MBIA Insured)                         4,170      4,637

Prince Georges County Hosp., Dimensions Health Corp.
5.375%, 7/1/14                                                 2,685      2,147

Prince Georges County Housing Auth.
     Multi-Family Housing,

     6.70%, 6/20/20 (GNMA Guaranteed)                          1,500      1,539

     Single Family Housing

         6.15%, 8/1/19 #                                          75         79

         6.20%, 2/1/32 #                                          90         94

Prince Georges County, PCR
     Potomac Electric Power

         5.75%, 3/15/10                                        8,150      9,302

         6.375%, 1/15/23                                       7,175      7,234

Queen Annes County, GO, School & Public Fac.,

5.25%, 1/15/15 (FGIC Insured)                                  2,040      2,264

St. Mary's County, GO
         5.50%, 10/1/13 (Prerefunded 10/1/09!)                 1,680      1,915

         6.00%, 10/1/15 (Prerefunded 10/1/09!)                 1,875      2,181

         6.00%, 10/1/16 (Prerefunded 10/1/09!)                 1,980      2,304

         6.00%, 10/1/17 (Prerefunded 10/1/09!)                 1,095      1,274

         6.00%, 10/1/18 (Prerefunded 10/1/09!)                 2,115      2,461

         6.00%, 10/1/19 (Prerefunded 10/1/09!)                 2,345      2,728

Univ. of Maryland
     Auxiliary Fac. & Tuition

         5.00%, 4/1/09                                         4,220      4,653

         5.00%, 4/1/19                                         3,080      3,284

         5.00%, 4/1/20                                         5,330      5,638

         5.00%, 4/1/21                                         5,000      5,248

         5.125%, 4/1/21                                        3,850      4,085

         5.25%, 10/1/12                                        3,005      3,327

         5.25%, 10/1/13                                        4,770      5,280

         5.375%, 10/1/16                                       3,960      4,399

         5.60%, 4/1/11 (Prerefunded 4/1/06!)                   3,155      3,378

         5.75%, 4/1/17 (Prerefunded 4/1/06!)                   4,400      4,721

         5.75%, 10/1/20                                        6,555      7,329

Washington County, GO, Public Improvement,

5.00%, 1/1/23 (FSA Insured)                                      200        211

Washington Suburban Sanitary Dist., GO

         5.00%, 6/1/09                                         1,895      2,101

         5.00%, 6/1/10                                         1,895      2,116

         5.25%, 6/1/18                                         1,060      1,174

         5.25%, 6/1/19                                         1,120      1,228

Westminister, Carroll Luthern Village

         VRDN (Currently 1.34%)                                4,800      4,800

          6.25%, 5/1/34                                        4,000      4,089

Total Maryland (Cost  $1,105,029)                                     1,184,377


DISTRICT OF COLUMBIA  0.7%

Washington Metropolitan Area Transit Auth.
         5.00%, 7/1/10 (MBIA Insured)                          1,050      1,169

         5.00%, 7/1/12 (MBIA Insured)                          7,000      7,831

Total District of Columbia (Cost  $8,859)                                 9,000


PUERTO RICO  4.4%

Children's Trust Fund, Tobacco Settlement,

6.00%, 7/1/26 (Prerefunded 7/1/10!)                            2,500      2,909

Puerto Rico Commonwealth

         5.375%, 7/1/21 (Prerefunded 7/1/07!)

         (MBIA Insured)                                        3,000      3,324

     GO

         5.50%, 7/1/14 (FGIC Insured)                          4,000      4,655

     Public Improvement,

     6.25%, 7/1/12 (MBIA Insured)                              1,750      2,112

Puerto Rico Electric Power Auth.,

VRDN (Currently 1.36%) (FGIC Insured)                          2,000      2,000

Puerto Rico Highway & Transportation Auth.
         5.00%, 7/1/19 (FGIC Insured)                          1,615      1,755

         5.50%, 7/1/15 (FSA Insured)                           5,000      5,841

         5.50%, 7/1/18                                         2,000      2,138

         5.875%, 7/1/21 (MBIA Insured)                         3,020      3,449

Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20                 4,235      4,469

Puerto Rico Infrastructure Fin. Auth.,

5.375%, 10/1/24 (Escrowed to Maturity)                         5,000      5,421

Puerto Rico Municipal Fin. Agency, GO
         5.50%, 8/1/07 (FSA Insured)                           2,000      2,202

         6.00%, 7/1/12 (FSA Insured)                           5,000      5,951

Puerto Rico Public Buildings Auth., GO

         4.00%, 7/1/26

         (Tender 7/1/07) (MBIA Insured)                        2,150      2,259

         5.50%, 7/1/24                                         2,750      2,978

Puerto Rico Public Fin. Corp., 5.25%, 8/1/29

(Tender 2/1/12) (MBIA Insured)                                 4,000      4,447

Total Puerto Rico (Cost  $51,046)                                        55,910


U.S. VIRGIN ISLANDS 0.3%

Virgin Islands PFA
     Hovensa Refinery

         5.875%, 7/1/22 #                                      2,000      2,101

         6.125%, 7/1/22 #                                      1,000      1,067

Total U.S. Virgin Islands (Cost  $3,000)                                  3,168


FUTURES CONTRACTS  0.0%

Variation margin receivable (payable)
on open futures contracts (2)                                               (36)
Total Futures Contracts                                                     (36)

Total Investments in Securities

99.1% of Net Assets (Cost  $1,167,934)                               $1,252,419
                                                                     ----------

(2) Open Futures Contracts at August 31, 2004 were as follows:
--------------------------------------------------------------------------------
($ 000s)
                                                       Contract     Unrealized
                                         Expiration       Value     Gain (Loss)
                                         ----------   ---------     ------------
Short, 95 U.S. Treasury ten
year contracts, $475 par of
6.00% Maryland HHEFA Mercy Ridge Retirement
Community bonds pledged as initial margin    9/04     $ (10,780)     $   (532)

Net payments (receipts) of variation
margin to date                                                            496

Variation margin receivable (payable)
on open futures contracts                                            $    (36)
                                                                     --------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Interest subject to alternative minimum tax

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.

!     Used in determining portfolio maturity

ACA   American Capital Access Financial Guaranty Corp.

AMBAC AMBAC Assurance Corp.

CDA   Community Development Administration

COP   Certificates of Participation

DOT   Department of Transportation

FGIC  Financial Guaranty Insurance Company

FHA   Federal Housing Authority

FSA   Financial Security Assurance Inc.

GNMA  Government National Mortgage Association

GO    General Obligation

HHEFA Health & Higher Educational Facility Authority

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

PFA   Public Finance Authority

RAA   Radian Asset Assurance Inc.

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $1,167,934)              $  1,252,419

Other assets                                                             17,615

Total assets                                                          1,270,034

Liabilities

Total liabilities                                                         6,342

NET ASSETS                                                         $  1,263,692
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $      1,558

Undistributed net realized gain (loss)                                   (3,957)

Net unrealized gain (loss)                                               83,989

Paid-in-capital applicable to 117,089,150 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                 1,182,102

NET ASSETS                                                         $  1,263,692
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      10.79
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        8/31/04
Investment Income (Loss)

Interest income                                                    $     31,062

Expenses

 Investment management                                                    2,646

 Shareholder servicing                                                      277

 Custody and accounting                                                      96

 Prospectus and shareholder reports                                          36

 Legal and audit                                                              8

 Trustees                                                                     3

 Registration                                                                 2

 Miscellaneous                                                                5

 Total expenses                                                           3,073

Net investment income (loss)                                             27,989

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

 Securities                                                              (2,186)

 Futures                                                                   (396)

 Written options                                                             66

 Net realized gain (loss)                                                (2,516)

Change in net unrealized gain (loss)

 Securities                                                             (26,245)

 Futures                                                                   (460)

 Change in net unrealized gain (loss)                                   (26,705)

Net realized and unrealized gain (loss)                                 (29,221)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $     (1,232)
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                       6 Months            Year
                                                          Ended           Ended
                                                        8/31/04         2/29/04
Increase (Decrease) in Net Assets

Operations

 Net investment income (loss)                      $     27,989    $     58,215

 Net realized gain (loss)                                (2,516)          3,083

 Change in net unrealized gain (loss)                   (26,705)         10,315

 Increase (decrease) in net assets from operations       (1,232)         71,613

Distributions to shareholders

 Net investment income                                  (27,858)        (57,950)

 Net realized gain                                       (2,411)         (1,233)

 Decrease in net assets from distributions              (30,269)        (59,183)

Capital share transactions *

 Shares sold                                             83,544         162,006

 Distributions reinvested                                21,016          40,606

 Shares redeemed                                       (138,104)       (234,199)

 Increase (decrease) in net assets from capital
 share transactions                                     (33,544)        (31,587)

Net Assets

Increase (decrease) during period                       (65,045)        (19,157)

Beginning of period                                   1,328,737       1,347,894

End of period                                      $  1,263,692    $  1,328,737
                                                   ------------    ------------

(Including undistributed net investment income of $1,558 at 8/31/04 and $1,427 at 2/29/04)

*Share information

  Shares sold                                             7,778          14,869

  Distributions reinvested                                1,963           3,729

  Shares redeemed                                       (12,933)        (21,547)

  Increase (decrease) in shares outstanding              (3,192)         (2,949)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on March 31, 1987. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities and any unrealized gains and losses are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2004, were as follows:

--------------------------------------------------------------------------------

                                                    Number of
                                                    Contracts         Premiums

Outstanding at beginning of period                         --      $        --

Written                                                   450          309,000

Closed                                                   (450)        (309,000)

Outstanding at end of period                               --      $        --
                                                    ----------------------------



Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $160,214,000 and $213,277,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $1,166,556,000. Net unrealized gain aggregated $85,367,000 at period-end, of which $87,904,000 related to appreciated investments and $2,537,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $441,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $42,000 for Price Associates and $187,000 for T. Rowe Price Services, Inc. At period-end, a total of $37,000 of these expenses was payable.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price State Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004